Significant Accounting Policies - Summary of Estimated Useful Lives of Amortizable Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2020
Customer related intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	5 years
Customer related intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	15 years
Marketing related intangibles [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	3 years
Marketing related intangibles [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of the amortizable intangible assets	7 years